Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to the Registrant's 2020 Equity Incentive Plan
Amount Registered | shares	68,602
Proposed Maximum Offering Price per Unit	53.39
Maximum Aggregate Offering Price	$ 3,662,660.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 505.82
Offering Note

[1] Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Spruce Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable. The amount registered represents shares of common stock that were added to the shares reserved for future issuance under the 2020 Plan on January 1, 2026, pursuant to an evergreen provision contained in the 2020 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2020 Plan will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2021 and continuing through (and including) January 1, 2030, in an amount equal to 5% of the total number of shares of the Registrant’s common stock outstanding on December 31 of the immediately preceding year, except that, before the date of any such increase, the Registrant’s board of directors may determine that the increase for such year will be a lesser number of shares. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 68,602 shares of common stock reserved for grant under the 2020 Plan are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $53.39 per share, which is the average of the high and low selling prices per share of the Registrant’s common stock on March 2, 2026 as reported on the Nasdaq Capital Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to the Registrant's 2020 Employee Stock Purchase Plan
Amount Registered | shares	5,883
Proposed Maximum Offering Price per Unit	45.39
Maximum Aggregate Offering Price	$ 267,029.37
Fee Rate	0.01381%
Amount of Registration Fee	$ 36.88
Offering Note

[2] Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable. The amount registered represents shares of common stock that were added to the shares reserved for future issuance under the 2020 ESPP on January 1, 2026, pursuant to an evergreen provision contained in the 2020 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2020 ESPP will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2021 and continuing through (and including) January 1, 2030, by the lesser of (x) 1% of the total number of shares of the Registrant’s common stock outstanding on December 31 of the immediately preceding year and (y) 5,883 shares of common stock (as adjusted for the reverse stock split of common stock at a ratio of one-for-seventy-five (1:75) effective as of August 4, 2025), except that, before the date of any such increase, the Registrant’s board of directors may determine that the increase for such year will be less than the amount set forth in clauses (x) and (y). The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 5,883 shares of common stock reserved for grant under the 2020 ESPP are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon $45.39 which is the average of the high and low selling prices per share of the Registrant’s common stock on March 2, 2026 as reported on the Nasdaq Capital Market multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2020 ESPP.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to inducement awards granted outside the Registrant's 2020 Equity Incentive Plan
Amount Registered | shares	22,000
Proposed Maximum Offering Price per Unit	53.39
Maximum Aggregate Offering Price	$ 1,174,580
Fee Rate	0.01381%
Amount of Registration Fee	$ 162.21
Offering Note	[3] The amount registered represents shares of common stock reserved for issuance upon the vesting of restricted stock units granted outside the 2020 Plan but pursuant to the terms of the 2020 Plan as if such restricted stock units were granted under the 2020 Plan, as inducement grants pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 22,000 shares of common stock underlying restricted stock units issued to several employees of the Registrant as material inducement to their acceptance of employment with the Registrant are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $53.39 per share, which is the average of the high and low selling prices per share of the Registrant’s common stock on March 2, 2026 as reported on the Nasdaq Capital Market